UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number            811-23477
                                    BNY Mellon ETF Trust
(Exact name of registrant as specified in charter)
240 Greenwich Street
                        New York, New York 10286
(Address of principal executive offices) (Zip code)

Deirdre Cunnane, Esq.
240 Greenwich Street
                        New York, New York 10286
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6400
Date of fiscal year end:  February 28
Date of reporting period:  August 31, 2023
The following N-CSR relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-CSR reporting requirements.  A separate N-CSR will be filed for any series with a different fiscal year end, as appropriate.
BNY Mellon Innovators ETF

BNY Mellon Women’s Opportunities ETF

Item 1. Reports to Stockholders.
(a)

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

BNY Mellon ETF Trust
SEMI-ANNUAL REPORT August 31, 2023
BNY Mellon Innovators ETF

Contents
The Fund
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minutes.
The views expressed herein are current to the date of this report. These views and the composition of the fund’s portfolio is subject to change at any time based on market and other conditions.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value
Discussion of Fund Performance 3
Understanding Your Fund’s Expenses 7
Statement of Investments 8
Statement of Assets and Liabilities 11
Statement of Operations 12
Statement of Changes in Net Assets 13
Financial Highlights 14
Notes to Financial Statements 15
Information About the Approval of the Fund’s Management,
Sub-Advisory and Sub-Sub Advisory Agreements 23
FOR MORE INFORMATION
Back Cover

DISCUSSION OF FUND PERFORMANCE
(Unaudited)

For the period from May 17, 2023, the fund’s inception
1
, through August 31, 2023, as provided
by John Porter and Edward Walter, portfolio managers employed by the fund’s sub-adviser, Newton
Investment Management North America, LLC.
Market and Fund Performance Overview
For the period from May 17, 2023, the fund’s inception, through August 31, 2023, the
BNY Mellon Innovators ETF (the “fund”) produced a net asset value total return of
8.03%.
2
In comparison, the fund’s benchmark, the Russell 3000
®
Growth Index (the
“Index”), produced a total return of 13.30% for the same period.
3
Equities gained ground during the reporting period as inflationary pressures eased, the U.S. Federal Reserve (the “Fed”) reduced the pace of interest-rate hikes, and economic growth remained positive. The fund underperformed the Index largely due to overweight exponent sure to the lagging health care sector.
The Fund’s Investment Approach
The fund seeks long-term capital growth. To pursue its goal, the fund normally invests principally in equity securities of U.S. innovation-driven companies. The fund’s sub-
adviser, Newton Investment Management North America LLC (“NIMNA”), an
affiliate of the Adviser, considers innovation-driven companies to be (i) leading edge companies that, through their intellectual property, provide ground-breaking and/or innovative products and services that can be disruptive and transformative to existing business models and practices and (ii) business enterprises that are positively impacted by the transformation of their business models and practices through the use of such products or services. NIMNA employs a growth-oriented investment style in managing the fund’s portfolio and focuses on individual stock selection. NIMNA selects stocks for the fund by using fundamental research complemented by “thematic insights” to identify companies that it considers to have attractive investment characteristics, such as strong business models and competitive positions, attractive valuation, solid cash flows and balance sheets, high quality management and high sustainable earnings growth.
The combination of fundamental research and thematic insights enables NIMNA to better understand the drivers and beneficiaries of innovation and disruption as well as structural headwinds and tailwinds for a company’s overall business. Thematic insights refer to overarching or recurring themes, trends or shifts that emerge from NIMNA’s research and analysis of global economic information.
Equities Advance Despite Macroeconomic Concerns
Market sentiment proved generally positive during the reporting period, with hopes for continued economic growth outweighing concerns regarding persistently high levels of inflation and the impact of central bank interest-rate hikes designed to curb inflation.
In May 2023, as the period began, U.S. inflation averaged 4.05% on an annualized basis, down from the 9.1% peak set in June 2022 but above the target of 2% set by the
Fed. The benchmark federal funds rate stood at 5.00%–5.25%, the highest level since

DISCUSSION OF FUND PERFORMANCE
(Unaudited) (continued)

2007. During the reporting period, inflation fell below 4%, and the Fed raised rates by an additional 0.25%, with few, if any, additional increases expected by the market.
Although U.S. economic growth and corporate profits showed signs of moderating, indications remained broadly positive, supported by robust consumer spending, rising wages and low levels of unemployment. These encouraging economic trends eased concerns that high rates might tip the economy into a recession. Accordingly, while equity markets dipped or spiked in response to the economic news of the day, stocks trended higher on balance, largely driven by momentum factors among large-cap issues and further bolstered by the improving performance of value factors.
Stock Selections Detract from Relative Performance
Given the prevailing environment of high interest rates and tightening credit conditions, the fund emphasized investments in well-capitalized companies with sufficient capital to finance operations. We identified a relatively large number of innovative companies meeting our investment criteria in the health care sector, many areas of which appeared well positioned to see increased revenue streams in the wake of the COVID-19 pandemic. However, health care stocks lagged the Index as investors flocked to mega-
cap, growth-oriented names with exposure to developments in artificial intelligence
(“AI”).
Many of the fund’s most significant underperforming holdings were in the development-stage biotechnology space, where even short-term setbacks in the drug development process were harshly punished by the market. Notable underperformers included Sarepta Therapeutics, Inc. and Denali Therapeutics, Inc., both of which faced drug approval concerns, and Prothena Corp. PLC and Keros Therapeutics, Inc.,
which saw the emergence of potential competition from drugs under development by larger pharmaceutical firms. In each case, our research reaffirmed our initial investment thesis, leading us to maintain the fund’s positions. Other health care sector underperformers included device companies, such as Inspire Medical Systems, Inc.,
Outset Medical, Inc. and DexCom, Inc., each of which saw shares decline in the face of potential business headwinds. Again, in each case, our research indicated that the companies’ business prospects remained sound, and market reactions were overblown.
The fund’s relative performance also suffered due to declines in a small number of specialty retail holdings, including international luxury fashion retailer Farfetch Ltd., which experienced negative impacts from slowing consumer spending, and exercise equipment company Peloton Interactive, Inc., which lost ground due to disappointing corporate execution and changing post-pandemic exercise habits.
On the positive side, the fund’s relative returns benefited from several relatively strong individual stock selections. Top performers included oil and gas drilling and wellhead equipment maker Cactus, Inc., which benefited from cutting-edge product design and rising petroleum prices; semiconductor maker NVIDIA Corp., which posted much better-than-expected financial results due to strong demand for AI-related chips; and
database company MongoDB, Inc., which also experienced gains related to the AI trend. Relative performance further benefited from the fund’s underweight exposure to productivity software and cloud computing company Microsoft Corp., which trailed the Index. From a sector perspective, energy provided the strongest relative returns, while lack of exposure to some consumer staples industries, such as distribution, household products and beverages, further bolstered performance.
Maintaining a Cautiously Optimistic Outlook
While headline inflation is falling from peak levels, as of August 31, 2023, core inflation remains stickier than investors had anticipated in many markets. With the Fed currently seen as poised to keep interest rates elevated for longer than previously expected, the real economy remains vulnerable as the impacts of past rate increases work their way through the system. Accordingly, we remain watchful of the timing and extent of any economic weakness. However, structural demand trends remain in place as many global transitions continue apace, supported in some cases by government stimulus and support.
Against this backdrop, we maintain our emphasis on well-capitalized, innovative companies exposed to resilient, long-term business trends. As of August 31, 2023, we continue to find a relatively large number of such companies in the health care sector, where the successful development of a key new drug or device can position a company to dominate a sizeable market. We are also finding substantial opportunities in a variety of areas, such as information technology and consumer products and services, where far-reaching AI applications can enable companies to add value and transform the competitive landscape.
September 15, 2023
1
The inception date is the first date the fund was available on The NASDAQ Stock Market LLC.
2
Total return includes reinvestment of dividends and any capital gains paid. A fund’s net asset value (NAV) is the sum of all its assets less any liabilities, divided by the number of shares outstanding. ETFs are bought and sold at market prices, not NAV, therefore an investor’s return at market price may differ from NAV. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
3
Source: Lipper Inc. — The Russell 3000
®
Growth Index measures the performance of the broad growth segment of the
U.S. equity universe. It includes those Russell 3000
®
companies with relatively higher price-to-book ratios, higher forecasted growth rates and higher sales per share historical growth. The index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect growth characteristics. Investors cannot invest directly in any index.
ETFs trade like stocks, are subject to investment risk, including possible loss of principal. ETF shares are listed on an exchange, and shares are generally purchased and sold in the secondary market at market price. At times, the market price may be at a premium or discount to the ETF’s per share NAV. In addition, ETFs are subject to the risk that an active trading market for an ETF’s shares may not develop or be maintained. Buying or selling ETF shares on an exchange may require payment of brokerage commissions.
Equities are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.
Small and midsized company stocks tend to be more volatile and less liquid than larger company stocks as these companies are less established and have more volatile earnings histories.
The healthcare sector is subject to government regulation and reimbursement rates, as well as government approval of products and services, which could have a significant effect on price and availability. Furthermore, the types of products or services

DISCUSSION OF FUND PERFORMANCE
(Unaudited) (continued)

produced or provided by healthcare companies quickly can become obsolete. In addition, companies in the healthcare sector can be significantly affected by patent expirations, pricing pressure, and product liability claims.
The information technology sector has been among the most volatile sectors of the stock market. Information technology companies involve greater risk because their revenue and/or earnings tend to be less predictable (and some companies may be experiencing significant losses) and their share prices tend to be more volatile. Certain information technology companies may have limited product lines, markets or financial resources, or may depend on a limited management group. In addition, these companies are strongly affected by worldwide technological developments, and their products and services may not be economically successful or may quickly become outdated. Investor perception may play a greater role in determining the day-to-day value of information technology stocks than it does in other sectors. Fund investments may decline dramatically in value if anticipated products or services are delayed or canceled.
The fund is non-diversified, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, the fund’s performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

UNDERSTANDING YOUR FUND’S EXPENSES
(Unaudited)

As a shareholder of the fund, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. For more information, see your fund’s prospectus or talk to your financial adviser.
Actual Expenses
The information under each column in the table below entitled “Actual” provides information about on how much a $1,000 investment would be worth at the close of the period, assuming net asset value total returns and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by
$1,000 = 8.6), then multiply the result by the number for the fund under the heading entitled
“Expenses paid for the period” to estimate the expenses you paid on your account during this period.
Hypothetical Example For Comparison Purposes
The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. The information under each column in the table entitled “Hypothetical”
provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and assuming a hypothetical 5% annualized return, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reﬂect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the ending account values and expenses paid for the period in the table are useful in comparing ongoing expenses (but not transaction expenses or total cost)
of investing in the fund with those of other funds. In addition, if these transactional costs were included, your costs would have been higher.
For the six months ended August 31, 2023
(a)
Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the period May 18, 2023 (commencement of operations) to August 31, 2023. Expenses are calculated by multiplying the fund’s annualized expense ratio by the average account value for the period, then multiplying the result by
106/366 (to reflect the actual days in the period). Hypothetical expenses reflect projected activity for the full six month period for purposes of comparability and are calculated by multiplying the fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 184/366 (to reflect the one-half period).
Beginning account
value ($)
Ending account
value ($)
Expense paid for the
period ($)
Annualized
expense ratios
for the
period (%)
Actual Hypothetical Actual Hypothetical Actual
(a)
Hypothetical
(a)
1,000.00 1,000.00 1,080.30 1,022.62 1.51 2.54 0.50

STATEMENT OF INVESTMENTS
August 31, 2023 (Unaudited)

Description Shares Value ($)
Common Stocks – 99.7%
Capital Goods – 1.9%
AZEK Co., Inc. (The)
(a)
6,111 207,835
Consumer Discretionary Distribution & Retail – 1.3%
Chewy, Inc., Class A
(a)
2,969 71,197
Farfetch Ltd., Class A
(a)
24,745 70,523
141,720
Consumer Durables & Apparel – 5.0%
Garmin Ltd. 981 104,006
Lululemon Athletica , Inc.
(a)
678 258,494
Peloton Interactive, Inc., Class A
(a)
28,280 180,426
542,926
Consumer Services – 2.9%
Airbnb, Inc., Class A
(a)
1,398 183,907
DraftKings , Inc., Class A
(a)
4,416 130,934
314,841
Energy – 3.8%
Cactus, Inc., Class A 7,721 411,838
Financial Services – 4.8%
Ares Management Corp., Class A 3,034 313,837
Block, Inc.
(a)
3,496 201,545
515,382
Food, Beverage & Tobacco – 2.9%
Freshpet , Inc.
(a)
3,150 237,857
Vital Farms, Inc.
(a)
6,799 80,092
317,949
Health Care Equipment & Services – 13.3%
Align Technology, Inc.
(a)
866 320,541
DexCom , Inc.
(a)
2,128 214,886
Inspire Medical Systems, Inc.
(a)
790 179,235
Intuitive Surgical, Inc.
(a)
655 204,806
iRhythm Technologies, Inc.
(a)
1,200 124,044
Outset Medical, Inc.
(a)
7,531 102,497
Privia Health Group, Inc.
(a)
5,953 156,266
TransMedics Group, Inc.
(a)
2,010 131,916
1,434,191
Materials – 1.8%
Albemarle Corp. 971 192,948
Media & Entertainment – 12.3%
Alphabet, Inc., Class C
(a)
4,155 570,689
Atlanta Braves Holdings, Inc., Class C
(a)
78 2,874
Liberty Media Corp.-Liberty Formula One, Class C
(a)
2,727 187,590
Liberty Media Corp.-Liberty Live, Class C
(a)
116 3,903
Netflix, Inc.
(a)
742 321,791

Description Shares Value ($)
Common Stocks – 99.7% (continued)
Media & Entertainment – 12.3% (continued)
Trade Desk, Inc. (The), Class A
(a)
3,052 244,252
1,331,099
Pharmaceuticals, Biotechnology & Life Sciences – 25.0%
10X Genomics, Inc., Class A
(a)
2,882 149,432
Alnylam Pharmaceuticals, Inc.
(a)
1,045 206,722
Ascendis Pharma A/S, ADR
(a)
2,229 218,487
BioMarin Pharmaceutical, Inc.
(a)
2,736 250,016
Crinetics Pharmaceuticals, Inc.
(a)
4,507 78,061
Cytokinetics, Inc.
(a)
4,005 139,935
Denali Therapeutics, Inc.
(a)
5,092 117,574
Illumina, Inc.
(a)
1,534 253,447
Insmed , Inc.
(a)
10,879 238,141
Keros Therapeutics, Inc.
(a)
2,185 76,715
Pacific Biosciences of California, Inc.
(a)
11,878 133,984
Prothena Corp. PLC
(a)
1,993 105,270
Repligen Corp.
(a)
1,319 229,387
Sarepta Therapeutics, Inc.
(a)
1,577 190,833
Twist Bioscience Corp.
(a)
7,778 171,038
Xenon Pharmaceuticals, Inc.
(a)
3,666 142,901
2,701,943
Real Estate Management & Development – 3.6%
CoStar Group, Inc.
(a)
4,684 384,041
Semiconductors & Semiconductor Equipment – 7.7%
NVIDIA Corp. 1,673 825,709
Software & Services – 13.4%
DoubleVerify Holdings, Inc.
(a)
5,288 178,787
Dynatrace , Inc.
(a)
4,290 206,778
MongoDB, Inc.
(a)
536 204,377
Shopify, Inc., Class A
(a)
3,323 220,946
Snowflake, Inc., Class A
(a)
1,906 298,956
Twilio , Inc., Class A
(a)
5,256 334,860
1,444,704
Total Common Stocks (cost $9,963,961) 10,767,126
Investment Companies – 0.3%
Registered Investment Companies – 0.3%
Dreyfus Institutional Preferred Government Money Market Fund,
Institutional Shares, 5.30%
(b)(c)
(cost $35,460) 35,460 35,460
Total Investments (cost $9,999,421) 100.0% 10,802,586
Cash and Receivables (Net) 0.0% 548
Net Assets 100.0% 10,803,134
ADR—American Depositary Receipt

STATEMENT OF INVESTMENTS
(continued)

See Notes to Financial Statements
(a)
Non-income producing security.
(b)
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
(c)
The rate shown is the 1-day yield as of August 31, 2023.
Holdings and transactions in these affiliated companies during the period ended August 31, 2023 are as follows:
Description
Value
5/18/23
1
Purchases ($)
2
Sales ($)
Value
8/31/23
Dividends/
Distributions ($)
Investment Companies – 0.3%
Dreyfus Institutional
Preferred Government
Money Market Fund,
Institutional Shares — 357,967 (322,507) 35,460 1,712
Total – 0.3% — 357,967 (322,507) 35,460 1,712
1
Commencement of operations.
2
Includes reinvested dividends/distributions.
Portfolio Summary (Unaudited)
†
Value (%)
Health Care 38.3
Information Technology 21.1
Communication Services 12.3
Consumer Discretionary 9.2
Financials 4.8
Energy 3.8
Real Estate 3.6
Consumer Staples 2.9
Industrials 1.9
Materials 1.8
Registered Investment Companies 0.3
100.0
†
Based on net assets.

STATEMENT OF ASSETS AND LIABILITIES
August 31, 2023 (Unaudited)

See Notes to Financial Statements
Cost Value
Assets ($):
Investments in securities—See Statement of
Investments: –
Unaffiliated issuers 9,963,961 10,767,126
Affiliated issuers 35,460 35,460
Receivable for shares of Beneficial Interest subscribed 3,973
Dividends receivable 1,101
10,807,660
Liabilities ($):
Due to BNY Mellon ETF Investment Adviser, LLC—
Note 3(b) 4,526
4,526
Net Assets ($) 10,803,134
Composition of Net Assets ($):
Paid-in capital 10,003,998
Total distributable earnings (loss) 799,136
Net Assets ($) 10,803,134
Shares outstanding no par value (unlimited shares
authorized): 400,001
Net asset value per share 27.01
Market price per share 27.04

STATEMENT OF OPERATIONS
For the Period from May 18, 2023 (commencement of operations) to August 31, 2023
(Unaudited)
12
See Notes to Financial Statements
Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers 5,201
Affiliated issuers 1,712
Total Income 6,913
Expenses:
Management fee—Note 3(a) 15,713
Total Expenses 15,713
Net Investment (Loss) (8,800)
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments 4,771
Net change in unrealized appreciation (depreciation) on investments 803,165
Net Realized and Unrealized Gain (Loss) on Investments 807,936
Net Increase (Decrease) in Net Assets Resulting from Operations 799,136

STATEMENT OF CHANGES IN NET ASSETS
13
See Notes to Financial Statements
For the Period from
May 18, 2023
(a)
to
August 31, 2023
(Unaudited)
Operations ($):
Net investment (loss) (8,800)
Net realized gain (loss) on investments 4,771
Net change in unrealized appreciation (depreciation) on investments 803,165
Net Increase (Decrease) in Net Assets Resulting from Operations 799,136
Beneficial Interest Transactions ($):
Proceeds from shares sold 10,000,025
Transaction fees—Note 5 3,973
Increase (Decrease) in Net Assets from Beneficial Interest
Transactions 10,003,998
Total Increase (Decrease) in Net Assets 10,803,134
Net Assets ($):
Beginning of Period —
End of Period 10,803,134
Changes in Shares Outstanding:
Shares sold 400,001
Net Increase (Decrease) in Shares Outstanding 400,001
(a)
Commencement of operations.

FINANCIAL HIGHLIGHTS
14
The following table describes the performance for the fiscal period indicated and these figures have been derived from the fund’s financial statements.
See Notes to Financial Statements
For the Period from
May 18, 2023
(a)
to
August 31, 2023
(Unaudited)
Per Share Data ($):
Net asset value, beginning of period 25.00
Investment Operations:
Net investment (loss)
(b)
(0.02)
Net realized and unrealized gain (loss) on investments 2.02
Total from Investment Operations 2.00
Transaction fees
(b)
0.01
Net asset value, end of period 27.01
Market price, end of period
(c)
27.04
Net Asset Value Total Return (%)
(d)
8.03
(e)
Market Price Total Return (%)
(d)
8.16
(e)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets 0.50
(f)
Ratio of net investment (loss) to average net assets (0.28)
(f)
Portfolio Turnover Rate
(g)
4.85
Net Assets, end of period ($ x 1,000) 10,803
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)
The net asset value total return and the market price total return is calculated from fund inception. The inception date is the first date the fund was available on The NASDAQ Stock
Market LLC.
(f)
Annualized.
(g)
Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

NOTES TO FINANCIAL STATEMENTS
(Unaudited)
15
NOTE 1—Organization:
BNY Mellon Innovators ETF (the “fund”) is a separate non-diversified series of BNY
Mellon ETF Trust (the “Trust”), which is registered as a Massachusetts business trust under the Investment Company Act of 1940, as amended (the “Act”), as an open-ended management investment company. The Trust operates as a series company currently consisting of seventeen series, including the fund. The fund had no operations until
May 18, 2023 (commencement of operations), other than matters relating to its organization and registration under the Act. The commencement of operations date is considered to be the date that the fund began trading in the secondary market. The investment objective of the fund is to seek long-term capital growth. BNY Mellon ETF
Investment Adviser, LLC (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Newton Investment Management North America, LLC (the “Sub-Adviser”
or “NIMNA”), an indirect wholly-owned subsidiary of BNY Mellon and an affiliate of the Adviser, serves as the fund’s sub-adviser. The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of the Adviser, serves as administrator, custodian and transfer agent with the Trust. BNY Mellon Securities Corporation (the
“Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares.
Effective May 31, 2023, the Sub-Adviser entered into a sub-sub-investment advisory agreement with its affiliate, Newton Investment Management Limited (“NIM”), to enable NIM to provide certain advisory services to the Sub-Adviser for the benefit of the fund, including, but not limited to, portfolio management services. NIM is subject to the supervision of the Sub-Adviser and the Adviser. NIM is also an affiliate of the
Adviser. NIM, located at 160 Queen Victoria Street, London, EC4V 4LA, England,
was formed in 1978. NIM is an indirect subsidiary of BNY Mellon.
The shares of the fund are referred to herein as “Shares” or “fund’s Shares.” The fund’s Shares are listed and traded on The NASDAQ Stock Market LLC. The market price of each Share may differ to some degree from the fund’s net asset value (“NAV”).
Unlike conventional mutual funds, the fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation
Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities. Except when aggregated in Creation Units by
Authorized Participants, the Shares are not individually redeemable securities of the fund. Individual fund Shares may only be purchased and sold on The NASDAQ Stock
Market LLC, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because fund Shares trade at market prices rather than at NAV, fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling

NOTES TO FINANCIAL STATEMENTS
(Unaudited) (continued)
16
Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares of the fund (bid)
and the lowest price a seller is willing to accept for Shares of the fund (ask).
NOTE 2—Significant Accounting Policies:
The Financial Accounting Standards Board (“FASB”) Accounting Standards
Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Trust accounts separately for the assets, liabilities and operations of each series.
Expenses directly attributable to each series are charged to that series’ operations;
expenses which are applicable to all series are allocated among them on a pro rata basis.
The Trust enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1
—
unadjusted quoted prices in active markets for identical investments.
Level 2
—
other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

17
Level 3
—
significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio of investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in equity securities, including ETFs (but not including investments in other open-end registered investment companies), generally are valued at the last sales price on the day of valuation on the securities exchange or national securities market on which such securities primarily are traded. Securities listed on the National
Association of Securities Dealers Automated Quotation System (“NASDAQ”) for
which market quotations are available will be valued at the official closing price. If there are no transactions in a security, or no official closing prices for a NASDAQ market-listed security on that day, the security will be valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Open short positions for which there is no sale price on a given day are valued at the lowest asked price. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect fair value accurately, they are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments may be determined by valuation designee using such information as it deems appropriate under the circumstances. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.
The table below summarizes the inputs used as of August 31, 2023 in valuing the fund’s investments:

NOTES TO FINANCIAL STATEMENTS
(Unaudited) (continued)
18
Fair Value Measurements
(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-
dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
(c) Affiliated issuers: Investments in other investment companies advised by the
Adviser or its affiliates are defined as “affiliated” under the Act.
(d) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. The value of a security may also decline due to general market conditions that are not specifically related to a particular company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, changes to inflation, adverse changes to credit markets or adverse investor sentiment generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.
Innovation-Driven Company Risk: There can be no assurance that a company identified as an innovation-driven company by NIMNA will ultimately introduce or benefit from a new product or service or that such product or service may not be significantly delayed or have the affect NIMNA anticipated. The returns on a portfolio of securities that are viewed by NIMNA as innovation-driven companies may trail the returns of a portfolio that is not limited to securities of innovation-driven companies. Investing only in securities of innovation-driven companies may affect the
Level 1 -
Unadjusted
Quoted Prices
Level 2 - Other
Significant
Observable
Inputs
Level 3 -
Significant
Unobservable
Inputs Total
Assets ($)
Investments In Securities:
†
Common Stocks 10,767,126 — — 10,767,126
Investment Companies 35,460 — — 35,460
†
See Statement of Investments for additional detailed categorizations, if any.

19
fund’s exposure to certain types of investments and may adversely impact the fund’s performance depending on whether such investments are in or out of favor in the market.
Authorized Participants, Market Makers and Liquidity Providers Risk: The
fund has a limited number of financial institutions that may act as Authorized
Participants, which are responsible for the creation and redemption activity for the fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, fund shares may trade at a material discount to net asset value and possibly face delisting:
(i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
Non-Diversification Risk: Because the fund is non-diversified, its performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.
(e) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers of a fund, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(f) Federal income taxes: It is the policy of the fund to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended August 31, 2023, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of
Operations. During the period ended August 31, 2023, the fund did not incur any interest or penalties.
The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTES TO FINANCIAL STATEMENTS
(Unaudited) (continued)
20
NOTE 3—Management Fee, Sub-Advisory Fee and Other
Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is computed at an annual rate of 0.50% of the value of the fund’s average daily net assets and is payable monthly. The fund’s management agreement provides that the
Adviser pays substantially all expenses of the fund, except for the management fees, payments under the fund’s 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage commissions, costs of holding shareholder meetings, fees and expenses associated with the fund’s securities lending program, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the fund’s business.
The Adviser may from time to time voluntarily waive and/or reimburse fees or expenses in order to limit total annual fund operating expenses. Any such voluntary waiver or reimbursement may be eliminated by the Adviser at any time. During the period ended August 31, 2023, there was no reduction in expenses pursuant to the undertaking.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-
Adviser, the Sub-Adviser serves as the fund’s sub-adviser responsible for the day-to-day management of the fund’s portfolio. The Adviser pays the Sub-Adviser a monthly fee at an annual percentage of the value of the fund’s average daily net assets. The Adviser has obtained an exemptive order from the SEC (the “Order”), upon which the fund may rely, to use a manager of managers approach that permits the Adviser, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-advisers who are either unaffiliated or affiliated with the Adviser without obtaining shareholder approval. The
Order also relieves the fund from disclosing the sub-advisory fee paid by the Adviser to a Sub-Adviser in documents filed with the SEC and provided to shareholders. In addition, pursuant to the Order, it is not necessary to disclose the sub-advisory fee payable by the Adviser separately to a Sub-Adviser that is a wholly-owned subsidiary
(as defined in the 1940 Act) of BNY Mellon in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to the
Adviser. The Adviser has ultimate responsibility (subject to oversight by the Board) to supervise any Sub-Adviser and recommend the hiring, termination, and replacement of any Sub-Adviser to the Board.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-
Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of 0.25%
of the value of the fund’s average daily net assets. The Adviser, and not the fund, pays the Sub-Adviser fee rate.

21
(b) The fund has an arrangement with The Bank of New York Mellon (the
“Custodian”), a subsidiary of BNY Mellon and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The components of “Due to BNY Mellon ETF Investment Adviser, LLC” in the
Statement of Assets and Liabilities consist of: management fee of $4,526.
(c) Each Board member serves as a Board member of each fund within the Trust. The
Board members are not compensated directly by the fund. The Board members are paid by the Adviser from the unitary management fee paid to the Adviser by the fund.
The quarterly fees are paid by the Adviser from unitary management fees paid to the
Adviser by the funds within the Trust, including the fund.
NOTE 4—Securities Transactions:
The aggregate amount of purchases and sales of investment securities, excluding short-term securities and in-kind transactions, during the period ended August 31,
2023, amounted to $708,270 and $419,903, respectively.
At August 31, 2023, accumulated net unrealized appreciation on investments was
$803,165, consisting of gross appreciation of $1,365,870 and gross depreciation of
$562,705.
At August 31, 2023, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
NOTE 5—Shareholder Transactions:
The fund issues and redeems its shares on a continuous basis, at NAV, to certain institutional investors known as “Authorized Participants” (typically market makers or other broker-dealers) only in a large specified number of shares called a Creation Unit.
Except when aggregated in Creation Units, shares of the fund are not redeemable. The value of the fund is determined once each business day. The Creation Unit size for the fund may change. Authorized Participants will be notified of such change. Creation
Unit transactions may be made in-kind, for cash, or for a combination of securities and cash. The principal consideration for creations and redemptions for the fund is in-kind, although this may be revised at any time without notice. The Trust issues and sells shares of the fund only: in Creation Units on a continuous basis through the
Distributor, without a sales load, at their NAV per share determined after receipt of an order, on any Business Day, in proper form pursuant to the terms of the Authorized
Participant Agreement. Transactions in capital shares for the fund are disclosed in detail in the Statement of Changes in Net Assets. The consideration for the purchase of
Creation Units of the fund may consist of the in-kind deposit of a designated portfolio

NOTES TO FINANCIAL STATEMENTS
(Unaudited) (continued)
22
of securities and a specified amount of cash. Investors purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation
Units for cash. The Adviser or its affiliates (the “Selling Shareholder”) may purchase
Creation Units through a broker-dealer to “seed” (in whole or in part) funds as they are launched or may purchase shares from broker-dealers or other investors that have previously provided “seed” for funds when they were launched or otherwise in secondary market transactions. Because the Selling Shareholder may be deemed an affiliate of such funds, the fund shares are being registered to permit the resale of these shares from time to time after purchase. The fund will not receive any of the proceeds from resale by the Selling Shareholders of these fund shares. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Transaction fees” on the Statement of Changes in Net Assets.
Seed Capital: As of August 31, 2023, MBC Investments Corporation, an indirect subsidiary of BNY Mellon, held 379,401 shares of the fund.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the fund.
Because such gains or losses are not taxable to the fund and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the fund’s tax year. These reclassifications have no effect on net assets or net asset value per share. During the period ended August 31, 2023, the fund had in-kind transactions associated with creations of $9,670,888 and redemptions of $0.

INFORMATION ABOUT THE APPROVAL OF THE FUND’S
MANAGEMENT, SUB-ADVISORY AND SUB-SUB ADVISORY
AGREEMENTS
(Unaudited)
23
At a meeting held February 8, 2023 (the “February Meeting”), the Board of Trustees
of the Trust (the “Board”), all the members of which are not “interested persons”
of the Trust as defined in the Investment Company Act of 1940, as amended (the
“1940 Act”), evaluated proposals to approve the Management Agreement between the
Trust and BNY Mellon ETF Investment Adviser, LLC (the “Adviser”), pursuant to which the Adviser will provide the BNY Mellon Innovators ETF (the “fund”), which commenced operations during the period covered by this semi-annual report, with investment advisory and administrative services, and the Sub-Investment Advisory
Agreement (each of the Management Agreement and the Sub-Investment Advisory
Agreement, an “Agreement,” and collectively, the “Agreements”), between the Adviser and Newton Investment Management North America, LLC (“NIMNA” or the “Sub-
Adviser”), an affiliate of the Adviser, pursuant to which the Sub-Adviser will provide day-to-day management of the fund’s investments. The Trustees were advised by legal counsel throughout the process. The Trustees also met separately from management to consider the Agreements.
To evaluate the Agreements, the Board requested, and the Adviser and Sub-Adviser provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In deciding whether to approve the Agreements, the Board considered various factors, including the (i) nature, extent and quality of services expected to be provided by the Adviser and Sub-Adviser under each respective Agreement, (ii) fees charged to comparable funds, (iii) other benefits to the Adviser, Sub-Adviser and/or their affiliates, and (iv) extent to which economies of scale would be shared as the fund grows. The Board considered the Agreements for the fund and the engagement of the
Adviser and the Sub-Adviser separately.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services expected to be provided by the Adviser and Sub-Adviser. The Board reviewed the Agreements and the
Adviser’s anticipated responsibilities of investment advisory and administrative services for the fund, including oversight of day-to-day fund operations, fund accounting, administration, and assistance in meeting legal and regulatory requirements. The Board considered the background and experience of the Adviser’s and Sub-Adviser’s senior management, including those individuals responsible for portfolio management and regulatory compliance of the fund. The Board also considered the Adviser’s extensive administrative, accounting, and compliance infrastructures, as well as the Adviser’s supervisory activities over the Sub-Adviser.
The Board appreciated the nature of the fund as an exchange-traded fund and considered the portfolio management resources, structures and practices of the
Adviser and Sub-Adviser, including those associated with monitoring and securing the fund’s compliance with its investment objective and policy and with applicable laws and regulations. The Board also considered information about the Sub-Adviser’s best

INFORMATION ABOUT THE APPROVAL OF THE FUND’S
MANAGEMENT, SUB-ADVISORY AND SUB-SUB ADVISORY
AGREEMENTS
(Unaudited) (continued)
24
execution procedures and overall investment management business. The Board looked at the Adviser’s general knowledge of the investment management business and that of its affiliates, including the Sub-Adviser.
As the fund had not yet commenced operations, the Board was not able to review the fund’s performance. The Board discussed with representatives of the Adviser and the
Sub-Adviser the proposed portfolio management team and the investment strategy to be employed in the management of the fund’s assets. The Board considered the reputation and experience of the Adviser and its affiliates, including the Sub-Adviser.
Fees Charged to Comparable Funds
The Board evaluated the fund’s proposed unitary fee through review of comparative information with respect to fees paid by similar funds – i.e., actively managed mid-cap growth exchange-traded funds. The Board reviewed the universe of similar exchange-
traded funds for the fund based upon data independently obtained from Broadridge
Financial Solutions, Inc. and related comparative information for similar exchange-
traded funds. The Board also reviewed the estimated expense ratio for the fund.
The Board considered the fee to be paid to the Sub-Adviser in relation to the fee to be paid to the Adviser by the fund and the respective services to be provided by the
Sub-Adviser and the Adviser. The Board also took into consideration that the Sub-
Adviser’s fee will be paid by the Adviser and not the fund.
Other Benefits
The Board also considered whether the Adviser, Sub-Adviser or their affiliates benefited in other ways from their relationship with the fund. The Board noted The Bank of
New York Mellon Corporation may derive certain benefits from an incremental growth in its businesses that may possibly result from the availability of the fund to clients.
Profitability and Economies of Scale
The Board reviewed information regarding economies of scale or other efficiencies that may result as the fund’s assets grow in size. The Board noted that the Agreement did not provide for breakpoints in the fund’s advisory fee rate as assets of the fund increase. The Board noted that, because the fund is new, there are no economies of scale to share, but it intends to continue to monitor fees as the fund grows in size and to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund in connection with future renewals. As the fund had not yet commenced operations, the Adviser’s representatives were not able to review the dollar amount of expenses allocated and profit received by the Adviser or Sub-Adviser.
.

25
Conclusion
After weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board approved the Agreements for the fund.
**********
At a meeting held May 9, 2023 (the “May Meeting”), the Board considered the approval of a delegation arrangement between NIMNA and its affiliate, Newton Investment
Management Limited (“NIM”), which permits NIMNA, as the fund’s Sub-Adviser, to use the investment advisory personnel, resources and capabilities (“Investment
Advisory Services”) available at its sister company, NIM, in providing the day-to-day management of the fund’s investments. In connection therewith, the Board considered the approval of a sub-sub-investment advisory agreement (the “SSIA Agreement”)
between NIMNA and NIM, with respect to the fund. The Trustees were advised by legal counsel throughout the process. The Trustees also met separately from management to consider the SSIA Agreement.
At the May Meeting, the Adviser recommended the approval of the SSIA Agreement to enable NIM to provide Investment Advisory Services to the Sub-Adviser for the
benefit of the fund, including, but not limited to, portfolio management services, subject to the supervision of the Sub-Adviser and the Adviser. The recommendation for the approval of the SSIA Agreement was based on the following considerations, among others: (i) approval of the SSIA Agreement would permit the Sub-Adviser to use investment personnel employed primarily by NIM as primary portfolio managers of the fund and to use the investment research services of NIM in the day-to-day management of the fund’s investments; and (ii) there would be no material changes to the fund’s investment objective, strategies or policies, no reduction in the nature or level of services provided to the fund, and no increases in the management fee payable by the fund or the sub-advisory fee payable by the Adviser to the Sub-Adviser as a result of the delegation arrangement. The Board noted NIM currently serves as the sub-adviser for certain other series of the Trust, and had presented to the Board at the
February Meeting with respect to the reapproval of the NIM sub-advisory agreement with respect to those series. The Board further noted NIM had represented there had been no material changes to the information it provided at the February Meeting.
In approving the SSIA Agreement, the Board considered the materials prepared by the
Adviser, Sub-Adviser and NIM, and other information received in advance of the May
Meeting, which included: (i) a form of the SSIA Agreement and related documents; (ii)
information regarding the delegation arrangement and how it is expected to enhance investment capabilities for the benefit of the fund; (iii) information regarding NIM;
and (iv) an opinion of counsel that the proposed delegation arrangement would not result in an “assignment” of the Sub-Investment Advisory Agreement under the
1940 Act and the Investment Advisers Act of 1940, as amended, and, therefore, did

INFORMATION ABOUT THE APPROVAL OF THE FUND’S
MANAGEMENT, SUB-ADVISORY AND SUB-SUB ADVISORY
AGREEMENTS
(Unaudited) (continued)
26
not require the approval of fund shareholders. The Board also considered materials provided by the Adviser, Sub-Adviser and NIM received in advance of the February
Meeting, in connection with (i) the Board’s approval of the Management Agreement and Sub-Investment Advisory Agreement with respect to the fund and (ii) the Board’s re-approval of the NIM sub-investment advisory agreement with respect to the other series of the Trust for which NIM serves as a sub-adviser. The Board also took into consideration the substance of discussions with representatives of the Adviser and
Sub-Adviser at the February Meeting and May Meeting.

For More Information
2023 BNY Mellon Securities Corporation
4867SA0823
Telephone Call your financial representative or 1-833-ETF-BNYM (383-2696) (inside the U.S.
only)
Mail BNY Mellon ETF Trust, 240 Greenwich Street, New York, New York 10286
E-Mail Send your request to info@bnymellon.com
Internet Information can be viewed online or downloaded at www.im.bnymellon.com
BNY Mellon ETF Trust discloses, at www.im.bnymellon.com , the identities and quantities of the securities held by the fund daily. The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (
“
SEC
”
) for the first and third quarters of the
fiscal year on Form N-PORT. The fund
’
s Forms N-PORT are available on the SEC
’
s website
at www.sec.gov . Additionally, the fund makes its portfolio holdings for the first and third quarters of the most recent fiscal year available at https://im.bnymellon.com/etfliterature .
The fund
’
s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 1-833-383-2696.
A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.im.bnymellon.
com and on the SEC’s website at www.sec.gov . The description of the policies and procedures is also available without charge, upon request, by calling 1-833-383-2696.
BNY Mellon ETF Trust Custodian
BNY Mellon ETF Investment Adviser, LLC
240 Greenwich Street
New York, NY 10286
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Adviser
Transfer Agent & Dividend
Disbursing Agent
BNY Mellon ETF Investment Adviser, LLC
201 Washington Street
Boston, MA 02108
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Sub-Adviser Distributor
Newton Investment Management North
America, LLC
BNY Mellon Center
201 Washington Street
Boston, MA 02108
BNY Mellon Securities Corporation
240 Greenwich Street
New York, NY 10286
Ticker Symbol:
BNY Mellon Innovators ETF BKIV

BNY Mellon ETF Trust
SEMI-ANNUAL REPORT August 31, 2023
BNY Mellon Women’s Opportunities ETF

Contents
The Fund
Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www. im.bnymellon.com and sign up for eCommunications. It’s simple and only takes a few minutes.
The views expressed herein are current to the date of this report. These views and the composition of the fund’s portfolio is subject to change at any time based on market and other conditions.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value
Discussion of Fund Performance 3
Understanding Your Fund’s Expenses 6
Statement of Investments 7
Statement of Assets and Liabilities 10
Statement of Operations 11
Statement of Changes in Net Assets 12
Financial Highlights 13
Notes to Financial Statements 14
Information About the Approval of the Fund’s Management,
Sub-Advisory and Sub-Sub Advisory Agreements 23
FOR MORE INFORMATION
Back Cover

DISCUSSION OF FUND PERFORMANCE
(Unaudited)
3
For the period from May 17, 2023, the fund’s inception
1
, through August 31, 2023, as provided by
Karen Behr and Julianne McHugh, portfolio managers of Newton Investment Management North
America, LLC (NIMNA), sub-adviser.
Market and Fund Performance Overview
For the period from May 17, 2023, the fund’s inception, through August 31, 2023, the
BNY Mellon Women’s Opportunities ETF (the “fund”) produced a net asset value total return of 7.29%.
2
In comparison, the fund’s benchmark, the S&P 500
®
Index (the
“Index”), produced a total return of 10.23% for the same period.
3
Equities gained ground during the reporting period as inflationary pressures eased, the
U.S. Federal Reserve (the “Fed”) reduced the pace of interest-rate hikes, and economic growth remained positive. The fund underperformed the Index largely due to relatively weak stock selection.
The Fund’s Investment Approach
The fund seeks long-term capital growth. To pursue its goal, the fund normally invests in equity securities of U.S. companies that in the view of the NIMNA, an affiliate of
BNY Mellon ETF Investment Adviser, LLC, demonstrate attractive financial attributes and promote “Women’s Opportunities.”
NIMNA defines “Women’s Opportunities” as opportunities that enhance the professional development and advancement of women and/or the ability of women to meet their work or other personal life responsibilities and needs. NIMNA considers companies that promote Women’s Opportunities to be companies that demonstrate gender equitable practices in the workplace and/or that provide products or services that NIMNA believes enhance the ability of women to meet their work or other personal life responsibilities and needs. NIMNA utilizes fundamental research and analysis to select investments that NIMNA believes possess a favorable combination of qualitative and quantitative metrics relating to Women’s Opportunities.
Equities Advance Despite Macroeconomic Concerns
Market sentiment proved generally positive during the reporting period, with hopes for continued economic growth outweighing concerns regarding persistently high levels of inflation and the impact of central bank interest-rate hikes designed to curb inflation.
In May 2023, as the period began, U.S. inflation averaged 4.05% on an annualized basis, down from the 9.1% peak set in June 2022 but above the target of 2% set by the
Fed. The benchmark federal funds rate stood at 5.00%–5.25%, the highest level since
2007. During the reporting period, inflation fell below 4%, and the Fed raised rates by an additional 0.25%, with few, if any, additional increases expected by the market.
Although U.S. economic growth and corporate profits showed signs of moderating, indications remained broadly positive, supported by robust consumer spending, rising wages and low levels of unemployment. These encouraging economic trends eased

DISCUSSION OF FUND PERFORMANCE
(Unaudited) (continued)
4
concerns that high rates might tip the economy into a recession. Accordingly, while equity markets dipped or spiked in response to the economic news of the day, stocks trended higher on balance, largely driven by momentum factors among large-cap issues, and further bolstered by the improving performance of value factors.
Stock Selections Detract from Relative Performance
Relative to the Index, the fund’s performance was impacted by stock selection in communication services and an overweight to healthcare. Within Communication
Services, Omnicom Group, Inc. and The Walt Disney Company detracted. Omnicom
Group, Inc. shares pulled back following their Q2 report as organic growth fell short of expectations. The Walt Disney Company underperformed during the quarter as concerns around the organization’s Direct to Consumer business—its subscription growth and profitability—weighed on shares. The fund’s underweight to NVIDIA
Corp. impacted relative performance in the quarter as well. While we maintained a positive view on NVIDIA Corp.’s fundamental positioning and its practices to promote a gender equitable environment, we balanced this view with the company’s valuation which drove initial positioning in the name.
Supporting performance, the fund saw solid performance from the Industrials sector.
Strong stock selection drove both absolute and relative outperformance. Several industrial holdings reported better than expected results and positive outlooks despite slowing US economic growth. During the quarter, the fund’s top performers overall included Uber Technologies, Inc., industrial equipment maker Caterpillar, Inc., and software firms Intuit, Inc. and Workday, Inc. Shares in Uber Technologies, Inc. gained as improving rideshare volumes supported earnings and drove a positive outlook.
The company continues to expand their global offerings addressing customer needs with their offerings. Caterpillar, Inc. shares rose as the company exceeded earnings expectations and raised guidance on strong pricing and margins. Intuit, Inc. and
Workday, Inc. both benefited from resilient demand for their mission critical software products. The fund’s underweight to utilities also aided relative returns in the quarter, as did strong stock selection in the sector.
Maintaining a Cautiously Optimistic Outlook
While headline inflation is falling from peak levels, as of August 31, 2023, core inflation remains stickier than investors had anticipated in many markets. With the Fed currently seen as poised to keep interest rates elevated for longer than previously expected, the real economy remains vulnerable as the impacts of past rate increases work their way through the system. Accordingly, we remain watchful of the timing and extent of any economic weakness. However, structural demand trends remain in place as many global transitions continue apace, supported in some cases by government stimulus and support. Against this backdrop, we will continue to seek out those businesses with attractive sustainability credentials, durable returns and quality characteristics.

5
As a function of our focus on investing in companies that deliver products and services that enhance women’s opportunities and productivity, the fund currently holds materially overweight exposure to the health care sector. We believe health care companies that offer elder care services should benefit from increased demand as a result of a growing market opportunity given the country’s aging demographics and the need for family members to find means to meet dependent care responsibilities while balancing paid employment responsibilities. In addition, pharmaceutical and medical device companies that focus on women’s health issues offer critical services that might promote women’s productivity by reducing sick time. Conversely, the fund holds underweight exposure to communication services, partly as a result of avoiding
Alphabet, Inc., a large Index position that we do not believe demonstrates a strong gender equality environment. The company has faced several lawsuits and complaints concerning gender pay gap discrimination allegations, has relatively weak female participation trends within management, and lacks evidence of strong benefits.
We believe companies that work to level the playing field and provide women’s opportunities can generate more resilient returns, regardless of the economic environment. At an individual company level, studies show that companies that have gender diversity in senior leadership outperform those lacking such diversity with regards to profits, return on asset and stock performance. Additional studies show the importance of strong human capital metrics on financial returns—those companies with higher employee satisfaction ratings have higher returns. Similarly, companies with relatively small disparities between how men and women view corporate practices outperform those with wider disparities. We further believe those companies offering products and services that allow women to better balance unpaid and paid responsibilities will benefit from more resilient demand and offer attractive investment opportunities.
September 15, 2023
1
The inception date is the first date the fund was available on The NASDAQ Stock Market LLC.
2
Total return includes reinvestment of dividends and any capital gains paid. A fund’s net asset value (NAV) is the sum of all its assets less any liabilities, divided by the number of shares outstanding. ETFs are bought and sold at market prices, not NAV, therefore an investor’s return at market price may differ from NAV. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
3
Source: Lipper Inc. — The S&P 500
®
Index is widely regarded as the best single gauge of large-cap U.S. equities. The index includes 500 leading companies and captures approximately 80% coverage of available market capitalization.
Investors cannot invest directly in any index.
ETFs trade like stocks, are subject to investment risk, including possible loss of principal. ETF shares are listed on an exchange, and shares are generally purchased and sold in the secondary market at market price. At times, the market price may be at a premium or discount to the ETF’s per share NAV. In addition, ETFs are subject to the risk that an active trading market for an ETF’s shares may not develop or be maintained. Buying or selling ETF shares on an exchange may require payment of brokerage commissions.
Equities are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.
The fund is non-diversified, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, the fund’s performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

UNDERSTANDING YOUR FUND’S EXPENSES
(Unaudited)
6
As a shareholder of the fund, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. For more information, see your fund’s prospectus or talk to your financial adviser.
Actual Expenses
The information under each column in the table below entitled “Actual” provides information about on how much a $1,000 investment would be worth at the close of the period, assuming net asset value total returns and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by
$1,000 = 8.6), then multiply the result by the number for the fund under the heading entitled
“Expenses paid for the period” to estimate the expenses you paid on your account during this period.
Hypothetical Example For Comparison Purposes
The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. The information under each column in the table entitled “Hypothetical”
provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and assuming a hypothetical 5% annualized return, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reﬂect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the ending account values and expenses paid for the period in the table are useful in comparing ongoing expenses (but not transaction expenses or total cost)
of investing in the fund with those of other funds. In addition, if these transactional costs were included, your costs would have been higher.
For the six months ended August 31, 2023
(a)
Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the period May 18, 2023 (commencement of operations) to August 31, 2023. Expenses are calculated by multiplying the fund’s annualized expense ratio by the average account value for the period, then multiplying the result by
106/366 (to reflect the actual days in the period). Hypothetical expenses reflect projected activity for the full six month period for purposes of comparability and are calculated by multiplying the fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 184/366 (to reflect the one-half period).
Beginning account
value ($)
Ending account
value($)
Expense paid for the
period ($)
Annualized
expense ratios
for the
period (%)
Actual Hypothetical Actual Hypothetical Actual
(a)
Hypothetical
(a)
1,000.00 1,000.00 1,072.90 1,022.62 1.50 2.54 0.50

STATEMENT OF INVESTMENTS
August 31, 2023 (Unaudited)
7
Description Shares Value ($)
Common Stocks – 98.8%
Banks – 4.3%
Bank of America Corp. 3,648 104,588
JPMorgan Chase & Co. 2,416 353,533
458,121
Capital Goods – 3.2%
Caterpillar, Inc. 616 173,176
Trane Technologies PLC 848 174,061
347,237
Consumer Discretionary Distribution & Retail – 6.3%
Amazon.com, Inc.
(a)
4,280 590,683
Etsy, Inc.
(a)
1,213 89,240
679,923
Consumer Durables & Apparel – 1.9%
Lululemon Athletica, Inc.
(a)
536 204,355
Consumer Services – 2.5%
Bright Horizons Family Solutions, Inc.
(a)
2,826 266,831
Energy – 4.6%
ConocoPhillips 1,012 120,458
Occidental Petroleum Corp. 2,773 174,117
Schlumberger NV 3,384 199,521
494,096
Financial Services – 4.0%
Block, Inc.
(a)
1,784 102,847
Mastercard, Inc., Class A 784 323,510
426,357
Food, Beverage & Tobacco – 2.1%
PepsiCo, Inc. 1,288 229,161
Health Care Equipment & Services – 9.4%
Addus Homecare Corp.
(a)
1,152 101,030
Boston Scientific Corp.
(a)
4,176 225,253
Centene Corp.
(a)
1,604 98,887
Cooper Cos., Inc. (The) 643 237,904
Hologic, Inc.
(a)
1,816 135,728
Progyny, Inc.
(a)
5,520 206,117
1,004,919
Household & Personal Products – 2.0%
Estee Lauder Cos., Inc. (The), Class A 1,328 213,184
Insurance – 2.4%
Progressive Corp. (The) 1,888 251,991

STATEMENT OF INVESTMENTS
(continued)
8
Description Shares Value ($)
Common Stocks – 98.8% (continued)
Materials – 1.9%
Alcoa Corp. 3,318 99,806
Constellium SE
(a)
5,856 105,408
205,214
Media & Entertainment – 4.0%
Meta Platforms, Inc., Class A
(a)
633 187,298
Omnicom Group, Inc. 1,714 138,851
Walt Disney Co. (The)
(a)
1,248 104,433
430,582
Pharmaceuticals, Biotechnology & Life Sciences – 12.5%
AbbVie, Inc. 2,248 330,366
Alnylam Pharmaceuticals, Inc.
(a)
480 94,954
Danaher Corp. 992 262,880
Eli Lilly & Co. 630 349,146
Illumina, Inc.
(a)
1,352 223,377
Zoetis, Inc. 423 80,586
1,341,309
Real Estate Management & Development – 1.4%
CoStar Group, Inc.
(a)
1,779 145,860
Semiconductors & Semiconductor Equipment – 6.4%
Applied Materials, Inc. 1,335 203,935
NVIDIA Corp. 720 355,356
Texas Instruments, Inc. 756 127,053
686,344
Software & Services – 22.7%
Accenture PLC, Class A 761 246,389
Akamai Technologies, Inc.
(a)
1,517 159,422
ANSYS, Inc.
(a)
588 187,496
HubSpot, Inc.
(a)
470 256,864
Intuit, Inc. 592 320,751
Microsoft Corp. 2,424 794,490
Shopify, Inc., Class A
(a)
4,488 298,407
Workday, Inc., Class A
(a)
720 176,040
2,439,859
Transportation – 5.4%
FedEx Corp. 1,104 288,166
Uber Technologies, Inc.
(a)
6,040 285,269
573,435
Utilities – 1.8%
Exelon Corp. 4,896 196,428
Total Common Stocks (cost $9,867,449) 10,595,206

9
See Notes to Financial Statements
Description Shares Value ($)
Investment Companies – 1.2%
Registered Investment Companies – 1.2%
Dreyfus Institutional Preferred Government Money Market Fund,
Institutional Shares, 5.30%
(b)(c)
(cost $128,320) 128,320 128,320
Total Investments (cost $9,995,769) 100.0% 10,723,526
Cash and Receivables (Net) 0.0% 5,153
Net Assets 100.0% 10,728,679
(a)
Non-income producing security.
(b)
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
(c)
The rate shown is the 1-day yield as of August 31, 2023.
Holdings and transactions in these affiliated companies during the period ended August 31, 2023 are as follows:
Description
Value
5/18/23
1
Purchases ($)
2
Sales ($)
Value
8/31/23
Dividends/
Distributions ($)
Investment Companies – 1.2%
Dreyfus Institutional
Preferred Government
Money Market Fund,
Institutional Shares — 523,507 (395,187) 128,320 2,621
Total – 1.2% — 523,507 (395,187) 128,320 2,621
1
Commencement of operations.
2
Includes reinvested dividends/distributions.
Portfolio Summary (Unaudited)
†
Value (%)
Information Technology 29.1
Health Care 21.9
Consumer Discretionary 10.7
Financials 10.7
Industrials 8.6
Energy 4.6
Consumer Staples 4.1
Communication Services 4.0
Materials 1.9
Utilities 1.8
Real Estate 1.4
Registered Investment Companies 1.2
100.0
†
Based on net assets.

STATEMENT OF ASSETS AND LIABILITIES
August 31, 2023 (Unaudited)
10
See Notes to Financial Statements
Cost Value
Assets ($):
Investments in securities—See Statement of
Investments: –
Unaffiliated issuers 9,867,449 10,595,206
Affiliated issuers 128,320 128,320
Dividends receivable 9,459
Tax reclaim receivable—Note 2(b) 159
10,733,144
Liabilities ($):
Due to BNY Mellon ETF Investment Adviser, LLC—
Note 3(b) 4,465
4,465
Net Assets ($) 10,728,679
Composition of Net Assets ($):
Paid-in capital 10,000,025
Total distributable earnings (loss) 728,654
Net Assets ($) 10,728,679
Shares outstanding no par value (unlimited shares
authorized): 400,001
Net asset value per share 26.82
Market price per share 26.84

STATEMENT OF OPERATIONS
For the Period from May 18, 2023 (commencement of operations) to August 31, 2023
(Unaudited)
11
See Notes to Financial Statements
Investment Income ($):
Income:
Cash dividends (net of $159 foreign taxes withheld at source):
Unaffiliated issuers 30,857
Affiliated issuers 2,621
Total Income 33,478
Expenses:
Management fee—Note 3(a) 15,180
Total Expenses 15,180
Net Investment Income 18,298
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments (17,401)
Net change in unrealized appreciation (depreciation) on investments 727,75 7
Net Realized and Unrealized Gain (Loss) on Investments 710,356
Net Increase (Decrease) in Net Assets Resulting from Operations 728,654

STATEMENT OF CHANGES IN NET ASSETS

See Notes to Financial Statements
For the Period from
May 18, 2023
(a)
to
August 31, 2023
(Unaudited)
Operations ($):
Net investment income 18,298
Net realized gain (loss) on investments (17,401)
Net change in unrealized appreciation (depreciation) on investments 727,75 7
Net Increase (Decrease) in Net Assets Resulting from Operations 728,654
Beneficial Interest Transactions ($):
Proceeds from shares sold 10,000,025
Increase (Decrease) in Net Assets from Beneficial Interest
Transactions 10,000,025
Total Increase (Decrease) in Net Assets 10,728,679
Net Assets ($):
Beginning of Period —
End of Period 10,728,679
Changes in Shares Outstanding:
Shares sold 400,001
Net Increase (Decrease) in Shares Outstanding 400,001
(a)
Commencement of operations.

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal period indicated and these figures have been derived from the fund’s financial statements.
See Notes to Financial Statements
For the Period from
May 18, 2023
(a)
to
August 31, 2023
(Unaudited)
Per Share Data ($):
Net asset value, beginning of period 25.00
Investment Operations:
Net investment income
(b)
0.05
Net realized and unrealized gain (loss) on investments 1.77
Total from Investment Operations 1.82
Net asset value, end of period 26.82
Market price, end of period
(c)
26.84
Net Asset Value Total Return (%)
(d)
7.29
(e)
Market Price Total Return (%)
(d)
7.36
(e)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets 0.50
(f)
Ratio of net investment income to average net assets 0.60
(f)
Portfolio Turnover Rate
(g)
15.16
Net Assets, end of period ($ x 1,000) 10,729
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)
The net asset value total return and the market price total return is calculated from fund inception. The inception date is the first date the fund was available on The NASDAQ Stock
Market LLC.
(f)
Annualized.
(g)
Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

NOTES TO FINANCIAL STATEMENTS
(Unaudited)

NOTE 1—Organization:
BNY Mellon Women's Opportunities ETF (the “fund”) is a separate non-
diversified series of BNY Mellon ETF Trust (the “Trust”), which is registered as a
Massachusetts business trust under the Investment Company Act of 1940, as amended
(the “Act”), as an open-ended management investment company. The Trust operates as a series company currently consisting of seventeen series, including the fund. The fund had no operations until May 18, 2023 (commencement of operations), other than matters relating to its organization and registration under the Act. The commencement of operations date is considered to be the date that the fund began trading in the secondary market. The investment objective of the fund is to seek long-term capital growth. BNY Mellon ETF Investment Adviser, LLC (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Newton Investment Management North America,
LLC (the “Sub-Adviser” or “NIMNA”), an indirect wholly-owned subsidiary of BNY
Mellon and an affiliate of the Adviser, serves as the fund’s sub-adviser. The Bank of
New York Mellon, a subsidiary of BNY Mellon and an affiliate of the Adviser, serves as administrator, custodian and transfer agent with the Trust. BNY Mellon Securities
Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares.
Effective May 31, 2023, the Sub-Adviser entered into a sub-sub-investment advisory agreement with its affiliate, Newton Investment Management Limited (“NIM”), to enable NIM to provide certain advisory services to the Sub-Adviser for the benefit of the fund, including, but not limited to, portfolio management services. NIM is subject to the supervision of the Sub-Adviser and the Adviser. NIM is also an affiliate of the
Adviser. NIM, located at 160 Queen Victoria Street, London, EC4V 4LA, England,
was formed in 1978. NIM is an indirect subsidiary of BNY Mellon.
The shares of the fund are referred to herein as “Shares” or “fund’s Shares.” The fund’s Shares are listed and traded on The NASDAQ Stock Market LLC. The market price of each Share may differ to some degree from the fund’s net asset value (“NAV”).
Unlike conventional mutual funds, the fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation
Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities. Except when aggregated in Creation Units by
Authorized Participants, the Shares are not individually redeemable securities of the fund. Individual fund Shares may only be purchased and sold on The NASDAQ Stock
Market LLC, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because fund Shares trade at market prices rather than at NAV, fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling

Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares of the fund (bid)
and the lowest price a seller is willing to accept for Shares of the fund (ask).
NOTE 2—Significant Accounting Policies:
The Financial Accounting Standards Board (“FASB”) Accounting Standards
Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Trust accounts separately for the assets, liabilities and operations of each series.
Expenses directly attributable to each series are charged to that series’ operations;
expenses which are applicable to all series are allocated among them on a pro rata basis.
The Trust enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1
—
unadjusted quoted prices in active markets for identical investments.
Level 2
—
other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

NOTES TO FINANCIAL STATEMENTS
(Unaudited) (continued)

Level 3
—
significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio of investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in equity securities, including ETFs (but not including investments in other open-end registered investment companies), generally are valued at the last sales price on the day of valuation on the securities exchange or national securities market on which such securities primarily are traded. Securities listed on the National
Association of Securities Dealers Automated Quotation System (“NASDAQ”) for
which market quotations are available will be valued at the official closing price. If there are no transactions in a security, or no official closing prices for a NASDAQ market-listed security on that day, the security will be valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Open short positions for which there is no sale price on a given day are valued at the lowest asked price. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect fair value accurately, they are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments may be determined by valuation designee using such information as it deems appropriate under the circumstances. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.
The table below summarizes the inputs used as of August 31, 2023 in valuing the fund’s investments:

Fair Value Measurements
(b) Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of August 31, 2023, if any, are disclosed in the fund’s Statement of Assets and Liabilities.
(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-
dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
(d) Affiliated issuers: Investments in other investment companies advised by the
Adviser or its affiliates are defined as “affiliated” under the Act.
(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. The value of a security may also decline due to general market conditions that are not specifically related to a particular company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, changes to inflation, adverse changes to credit markets or adverse investor sentiment generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.
Level 1 -
Unadjusted
Quoted Prices
Level 2 - Other
Significant
Observable
Inputs
Level 3 -
Significant
Unobservable
Inputs Total
Assets ($)
Investments In Securities:
†
Common Stocks 10,595,206 — — 10,595,206
Investment Companies 128,320 — — 128,320
†
See Statement of Investments for additional detailed categorizations, if any.

NOTES TO FINANCIAL STATEMENTS
(Unaudited) (continued)

Investment Theme Risk: The fund’s incorporation of Women’s Opportunities considerations into its investment approach may cause the fund to make different investments than funds that invest principally in equity securities but do not incorporate
Women’s Opportunities considerations when selecting investments. Under certain economic conditions, this could cause the fund to underperform funds that do not incorporate Women’s Opportunities considerations. For example, the incorporation of
Women’s Opportunities considerations may result in the fund forgoing opportunities to buy certain securities when it might otherwise be advantageous to do so or selling securities when it might otherwise be disadvantageous for the fund to do so. The incorporation of Women’s Opportunities considerations may also affect the fund’s exposure to certain sectors and/or types of investments and may adversely impact the fund’s performance depending on whether such sectors or investments are in or out of favor in the market. NIMNA’s security selection process incorporates Women’s
Opportunities data provided by third parties, which may be limited for certain issuers and/or only take into account one or a few Women’s Opportunities related components. In addition, Women’s Opportunities data may include quantitative and/
or qualitative measures, and consideration of this data may be subjective. Different methodologies may be used by the various data sources that provide Women’s
Opportunities data. Women’s Opportunities data from third parties used by NIMNA as part of its process often lacks standardization, consistency and transparency, and for certain issuers such data may not be available complete or accurate. NIMNA’s evaluation of Women’s Opportunities factors relevant to a particular issuer may be adversely affected in such instances. As a result, the fund’s investments may differ from, and potentially underperform, funds that incorporate Women’s Opportunities data from other sources or utilize other methodologies.
Authorized Participants, Market Makers and Liquidity Providers Risk: The
fund has a limited number of financial institutions that may act as Authorized
Participants, which are responsible for the creation and redemption activity for the fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, fund shares may trade at a material discount to net asset value and possibly face delisting:
(i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
Non-Diversification Risk: Because the fund is non-diversified, its performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers of a fund, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(g) Federal income taxes: It is the policy of the fund to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended August 31, 2023, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of
Operations. During the period ended August 31, 2023, the fund did not incur any interest or penalties.
The tax character of current year distributions will be determined at the end of the current fiscal year.
NOTE 3—Management Fee, Sub-Advisory Fee and Other
Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is computed at an annual rate of 0.50% of the value of the fund’s average daily net assets and is payable monthly. The fund’s management agreement provides that the
Adviser pays substantially all expenses of the fund, except for the management fees, payments under the fund’s 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage commissions, costs of holding shareholder meetings, fees and expenses associated with the fund’s securities lending program, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the fund’s business.
The Adviser may from time to time voluntarily waive and/or reimburse fees or expenses in order to limit total annual fund operating expenses. Any such voluntary waiver or reimbursement may be eliminated by the Adviser at any time. During the period ended August 31, 2023, there was no reduction in expenses pursuant to the undertaking.

NOTES TO FINANCIAL STATEMENTS
(Unaudited) (continued)

Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-
Adviser, the Sub-Adviser serves as the fund’s sub-adviser responsible for the day-to-day management of the fund’s portfolio. The Adviser pays the Sub-Adviser a monthly fee at an annual percentage of the value of the fund’s average daily net assets. The Adviser has obtained an exemptive order from the SEC (the “Order”), upon which the fund may rely, to use a manager of managers approach that permits the Adviser, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-advisers who are either unaffiliated or affiliated with the Adviser without obtaining shareholder approval. The
Order also relieves the fund from disclosing the sub-advisory fee paid by the Adviser to a Sub-Adviser in documents filed with the SEC and provided to shareholders. In addition, pursuant to the Order, it is not necessary to disclose the sub-advisory fee payable by the Adviser separately to a Sub-Adviser that is a wholly-owned subsidiary
(as defined in the 1940 Act) of BNY Mellon in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to the
Adviser. The Adviser has ultimate responsibility (subject to oversight by the Board) to supervise any Sub-Adviser and recommend the hiring, termination, and replacement of any Sub-Adviser to the Board.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-
Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of 0.25%
of the value of the fund’s average daily net assets. The Adviser, and not the fund, pays the Sub-Adviser fee rate.
(b) The fund has an arrangement with The Bank of New York Mellon (the
“Custodian”), a subsidiary of BNY Mellon and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The components of “Due to BNY Mellon ETF Investment Adviser, LLC” in the
Statement of Assets and Liabilities consist of: management fee of $4,465.
(c) Each Board member serves as a Board member of each fund within the Trust. The
Board members are not compensated directly by the fund. The Board members are paid by the Adviser from the unitary management fee paid to the Adviser by the fund.
The quarterly fees are paid by the Adviser from unitary management fees paid to the
Adviser by the funds within the Trust, including the fund.
NOTE 4—Securities Transactions:
The aggregate amount of purchases and sales of investment securities, excluding short-term securities and in-kind transactions, during the period ended August 31,
2023, amounted to $1,406,934 and $1,259,296, respectively.

At August 31, 2023, accumulated net unrealized appreciation on investments was
$727,757, consisting of gross appreciation of $956,655 and gross depreciation of
$228,898.
At August 31, 2023, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
NOTE 5—Shareholder Transactions:
The fund issues and redeems its shares on a continuous basis, at NAV, to certain institutional investors known as “Authorized Participants” (typically market makers or other broker-dealers) only in a large specified number of shares called a Creation Unit.
Except when aggregated in Creation Units, shares of the fund are not redeemable. The value of the fund is determined once each business day. The Creation Unit size for the fund may change. Authorized Participants will be notified of such change. Creation
Unit transactions may be made in-kind, for cash, or for a combination of securities and cash. The principal consideration for creations and redemptions for the fund is in-kind, although this may be revised at any time without notice. The Trust issues and sells shares of the fund only: in Creation Units on a continuous basis through the
Distributor, without a sales load, at their NAV per share determined after receipt of an order, on any Business Day, in proper form pursuant to the terms of the Authorized
Participant Agreement. Transactions in capital shares for the fund are disclosed in detail in the Statement of Changes in Net Assets. The consideration for the purchase of
Creation Units of the fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation
Units for cash. The Adviser or its affiliates (the “Selling Shareholder”) may purchase
Creation Units through a broker-dealer to “seed” (in whole or in part) funds as they are launched or may purchase shares from broker-dealers or other investors that have previously provided “seed” for funds when they were launched or otherwise in secondary market transactions. Because the Selling Shareholder may be deemed an affiliate of such funds, the fund shares are being registered to permit the resale of these shares from time to time after purchase. The fund will not receive any of the proceeds from resale by the Selling Shareholders of these fund shares. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Transaction fees” on the Statement of Changes in Net Assets.
Seed Capital: As of August 31, 2023, MBC Investments Corporation, an indirect subsidiary of BNY Mellon, held 381,701 shares of the fund.

NOTES TO FINANCIAL STATEMENTS
(Unaudited) (continued)

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the fund.
Because such gains or losses are not taxable to the fund and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the fund’s tax year. These reclassifications have no effect on net assets or net asset value per share. During the period ended August 31, 2023, the fund had in-kind transactions associated with creations of $9,737,212 and redemptions of $0.

INFORMATION ABOUT THE APPROVAL OF THE
FUND’S MANAGEMENT, SUB-ADVISORY AND SUB-SUB
ADVISORY AGREEMENTS
(Unaudited)
23
At a meeting held February 8, 2023 (the “February Meeting”), the Board of Trustees
of the Trust (the “Board”), all the members of which are not “interested persons”
of the Trust as defined in the Investment Company Act of 1940, as amended (the
“1940 Act”), evaluated proposals to approve the Management Agreement between the Trust and BNY Mellon ETF Investment Adviser, LLC (the “Adviser”), pursuant to which the Adviser will provide the BNY Mellon Women’s Opportunities ETF (the
“fund”), which commenced operations during the period covered by this semi-annual report, with investment advisory and administrative services, and the Sub-Investment
Advisory Agreement (each of the Management Agreement and the Sub-Investment
Advisory Agreement, an “Agreement,” and collectively, the “Agreements”), between the Adviser and Newton Investment Management North America, LLC (“NIMNA”
or the “Sub-Adviser”), an affiliate of the Adviser, pursuant to which the Sub-Adviser will provide day-to-day management of the fund’s investments. The Trustees were advised by legal counsel throughout the process. The Trustees also met separately from management to consider the Agreements.
To evaluate the Agreements, the Board requested, and the Adviser and Sub-Adviser provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In deciding whether to approve the Agreements, the Board considered various factors, including the (i) nature, extent and quality of services expected to be provided by the Adviser and Sub-Adviser under each respective Agreement, (ii) fees charged to comparable funds, (iii) other benefits to the Adviser, Sub-Adviser and/or their affiliates, and (iv) extent to which economies of scale would be shared as the fund grows. The Board considered the Agreements for the fund and the engagement of the
Adviser and the Sub-Adviser separately.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services expected to be provided by the Adviser and Sub-Adviser. The Board reviewed the Agreements and the
Adviser’s anticipated responsibilities of investment advisory and administrative services for the fund, including oversight of day-to-day fund operations, fund accounting, administration, and assistance in meeting legal and regulatory requirements. The Board considered the background and experience of the Adviser’s and Sub-Adviser’s senior management, including those individuals responsible for portfolio management and regulatory compliance of the fund. The Board also considered the Adviser’s extensive administrative, accounting, and compliance infrastructures, as well as the Adviser’s supervisory activities over the Sub-Adviser.
The Board appreciated the nature of the fund as an exchange-traded fund and considered the portfolio management resources, structures and practices of the
Adviser and Sub-Adviser, including those associated with monitoring and securing the fund’s compliance with its investment objective and policy and with applicable laws and regulations. The Board also considered information about the Sub-Adviser’s best

INFORMATION ABOUT THE APPROVAL OF THE FUND’S
MANAGEMENT, SUB-ADVISORY AND SUB-SUB ADVISORY
AGREEMENTS
(Unaudited) (continued)
24
execution procedures and overall investment management business. The Board looked at the Adviser’s general knowledge of the investment management business and that of its affiliates, including the Sub-Adviser.
As the fund had not yet commenced operations, the Board was not able to review the fund’s performance. The Board discussed with representatives of the Adviser and the
Sub-Adviser the proposed portfolio management team and the investment strategy to be employed in the management of the fund’s assets. The Board considered the reputation and experience of the Adviser and its affiliates, including the Sub-Adviser.
Fees Charged to Comparable Funds
The Board evaluated the fund’s proposed unitary fee through review of comparative information with respect to fees paid by similar funds – i.e., actively managed large blend exchange-traded funds. The Board reviewed the universe of similar exchange-
traded funds for the fund based upon data independently obtained from Broadridge
Financial Solutions, Inc. and related comparative information for similar exchange-
traded funds. The Board also reviewed the estimated expense ratio for the fund.
The Board considered the fee to be paid to the Sub-Adviser in relation to the fee to be paid to the Adviser by the fund and the respective services to be provided by the
Sub-Adviser and the Adviser. The Board also took into consideration that the Sub-
Adviser’s fee will be paid by the Adviser and not the fund.
Other Benefits
The Board also considered whether the Adviser, Sub-Adviser or their affiliates benefited in other ways from their relationship with the fund. The Board noted The Bank of
New York Mellon Corporation may derive certain benefits from an incremental growth in its businesses that may possibly result from the availability of the fund to clients.
Profitability and Economies of Scale
The Board reviewed information regarding economies of scale or other efficiencies that may result as the fund’s assets grow in size. The Board noted that the Agreement did not provide for breakpoints in the fund’s advisory fee rate as assets of the fund increase. The Board noted that, because the fund is new, there are no economies of scale to share, but it intends to continue to monitor fees as the fund grows in size and to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund in connection with future renewals. As the fund had not yet commenced operations, the Adviser’s representatives were not able to review the dollar amount of expenses allocated and profit received by the Adviser or Sub-Adviser.

Conclusion
After weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board approved the Agreements for the fund.
**********
At a meeting held May 9, 2023 (the “May Meeting”), the Board considered the approval of a delegation arrangement between NIMNA and its affiliate, Newton Investment
Management Limited (“NIM”), which permits NIMNA, as the fund’s Sub-Adviser, to use the investment advisory personnel, resources and capabilities (“Investment
Advisory Services”) available at its sister company, NIM, in providing the day-to-day management of the fund’s investments. In connection therewith, the Board considered the approval of a sub-sub-investment advisory agreement (the “SSIA Agreement”)
between NIMNA and NIM, with respect to the fund. The Trustees were advised by legal counsel throughout the process. The Trustees also met separately from management to consider the SSIA Agreement.
At the May Meeting, the Adviser recommended the approval of the SSIA Agreement to enable NIM to provide Investment Advisory Services to the Sub-Adviser for the
benefit of the fund, including, but not limited to, portfolio management services, subject to the supervision of the Sub-Adviser and the Adviser. The recommendation for the approval of the SSIA Agreement was based on the following considerations, among others: (i) approval of the SSIA Agreement would permit the Sub-Adviser to use investment personnel employed primarily by NIM as primary portfolio managers of the fund and to use the investment research services of NIM in the day-to-day management of the fund’s investments; and (ii) there would be no material changes to the fund’s investment objective, strategies or policies, no reduction in the nature or level of services provided to the fund, and no increases in the management fee payable by the fund or the sub-advisory fee payable by the Adviser to the Sub-Adviser as a result of the delegation arrangement. The Board noted NIM currently serves as the sub-adviser for certain other series of the Trust, and had presented to the Board at the
February Meeting with respect to the reapproval of the NIM sub-advisory agreement with respect to those series. The Board further noted NIM had represented there had been no material changes to the information it provided at the February Meeting.
In approving the SSIA Agreement, the Board considered the materials prepared by the
Adviser, Sub-Adviser and NIM, and other information received in advance of the May
Meeting, which included: (i) a form of the SSIA Agreement and related documents; (ii)
information regarding the delegation arrangement and how it is expected to enhance investment capabilities for the benefit of the fund; (iii) information regarding NIM;
and (iv) an opinion of counsel that the proposed delegation arrangement would not result in an “assignment” of the Sub-Investment Advisory Agreement under the
1940 Act and the Investment Advisers Act of 1940, as amended, and, therefore, did

INFORMATION ABOUT THE APPROVAL OF THE FUND’S
MANAGEMENT, SUB-ADVISORY AND SUB-SUB ADVISORY
AGREEMENTS
(Unaudited) (continued)
26
not require the approval of fund shareholders. The Board also considered materials provided by the Adviser, Sub-Adviser and NIM received in advance of the February
Meeting, in connection with (i) the Board’s approval of the Management Agreement and Sub-Investment Advisory Agreement with respect to the fund and (ii) the Board’s re-approval of the NIM sub-investment advisory agreement with respect to the other series of the Trust for which NIM serves as a sub-adviser. The Board also took into consideration the substance of discussions with representatives of the Adviser and
Sub-Adviser at the February Meeting and May Meeting.

For More Information
2023 BNY Mellon Securities Corporation
4868SA0823
Telephone Call your financial representative or 1-833-ETF-BNYM (383-2696) (inside the U.S.
only)
Mail BNY Mellon ETF Trust, 240 Greenwich Street, New York, New York 10286
E-Mail Send your request to info@bnymellon.com
Internet Information can be viewed online or downloaded at www.im.bnymellon.com
BNY Mellon ETF Trust discloses, at www.im.bnymellon.com , the identities and quantities of the securities held by the fund daily. The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (
“
SEC
”
) for the first and third quarters of the
fiscal year on Form N-PORT. The fund
’
s Forms N-PORT are available on the SEC
’
s website
at www.sec.gov . Additionally, the fund makes its portfolio holdings for the first and third quarters of the most recent fiscal year available at https://im.bnymellon.com/etfliterature .
The fund
’
s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 1-833-383-2696.
A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.im.bnymellon.
com and on the SEC’s website at www.sec.gov . The description of the policies and procedures is also available without charge, upon request, by calling 1-833-383-2696.
BNY Mellon ETF Trust Custodian
BNY Mellon ETF Investment Adviser, LLC
240 Greenwich Street
New York, NY 10286
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Adviser
Transfer Agent & Dividend
Disbursing Agent
BNY Mellon ETF Investment Adviser, LLC
201 Washington Street
Boston, MA 02108
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Sub-Adviser Distributor
Newton Investment Management North
America, LLC
BNY Mellon Center
201 Washington Street
Boston, MA 02108
BNY Mellon Securities Corporation
240 Greenwich Street
New York, NY 10286
Ticker Symbol:
BNY Mellon Women’s Opportunities ETF BKWO

Item 1. Reports to Stockholders (cont.).
(b)

Not applicable.
Item 2. Code of Ethics.
Not applicable.
Item 3. Audit Committee Financial Expert.
Not applicable.
Item 4. Principal Accountant Fees and Services.
Not applicable.
Item 5. Audit Committee of Listed Registrants.
Not applicable.
Item 6. Investments.
(a)

The Schedule of Investments in securities of unaffiliated issuers as of the close of the Reporting Period is included as part of the report to shareholders filed under Item 1(a) of this Form N-CSR.
(b)   Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Trustees, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.
Item 11. Controls and Procedures.
(a)

The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.
Not applicable.
Item 13. Exhibits.
(a)(1)   Not applicable.

(a)(2)   Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(2)(1) Not applicable.

(a)(2)(2) Not applicable.

(b)       Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                             BNY Mellon ETF Trust

By (Signature and Title) *      /s/ David J. DiPetrillo
                                                David J. DiPetrillo, President
                                                (Principal Executive Officer)

Date    10/23/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) *      /s/ David J. DiPetrillo
                                                David J. DiPetrillo, President
                                                (Principal Executive Officer)

Date    10/23/2023

By (Signature and Title) *      /s/ James Windels
                                                James Windels, Treasurer
                                                (Principal Financial and Accounting Officer)

Date    10/20/2023

* Print the name and title of each signing officer under his or her signature.